Condensed Statements of Comprehensive (Loss) Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Operating expenses:
General and administrative expense	$ 26,311	$ 27,645	[1]	$ 25,778	[1]
Long-term incentive compensation expense	5,987	7,040	[1]	6,639	[1]
Total operating expenses	470,026	332,459	[1]	292,256	[1]
Loss from operations	28,163	211,819	[1]	272,749	[1]
Other (expense) income:
Interest income	408	125	[1]	119	[1]
Net other expense	(87,533)	(91,140)	[1]	(94,570)	[1]
Income tax benefit	3,447	(6,695)	[1]	18,068	[1]
Net (loss) income	(55,923)	113,984	[1],[2]	196,247	[1],[2]
Less: Net loss (income) attributable to the noncontrolling interests	5,261	(5,576)	[1]	(5,692)	[1]
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,662)	$ 108,408	[1]	$ 190,555	[1]
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ (0.89)	$ 1.90	[1]	$ 3.36	[1]
Diluted	$ (0.89)	$ 1.90	[1]	$ 3.34	[1]
Weighted average shares outstanding (in thousands):
Basic	56,608	56,953	[1]	56,719	[1]
Diluted	56,608	57,093	[1]	57,079	[1]
Other comprehensive income:
Foreign currency translation adjustments	$ (233)	$ (240)	[1]	$ (112)	[1]
Comprehensive (loss) income	(56,156)	113,744	[1]	196,135	[1]
Comprehensive loss (income) attributable to the noncontrolling interest	5,261	(5,576)	[1]	(5,692)	[1]
Comprehensive (loss) income attributable to Textainer Group Holdings Limited common shareholders	(50,895)	108,168	[1]	190,443	[1]
Parent Company
Operating expenses:
General and administrative expense	2,657	2,966	[2]	3,755	[2]
Long-term incentive compensation expense	363	432	[2]	425	[2]
Total operating expenses	3,020	3,398	[2]	4,180	[2]
Loss from operations	(3,020)	(3,398)	[2]	(4,180)	[2]
Other (expense) income:
Equity in net (loss) income of subsidiaries	(52,910)	117,382	[2]	200,425	[2]
Interest income	4			2	[2]
Net other expense	(52,906)	117,382	[2]	200,427	[2]
(Loss) income before income tax	(55,926)	113,984	[2]	196,247	[2]
Income tax benefit	3	0	[2]	0	[2]
Net (loss) income	(55,923)	113,984	[2]	196,247	[2]
Less: Net loss (income) attributable to the noncontrolling interests	5,261	(5,576)	[2]	(5,692)	[2]
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,662)	$ 108,408	[2]	$ 190,555	[2]
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ (0.89)	$ 1.90	[2]	$ 3.36	[2]
Diluted	$ (0.89)	$ 1.90	[2]	$ 3.34	[2]
Weighted average shares outstanding (in thousands):
Basic	56,608	56,953	[2]	56,719	[2]
Diluted	56,608	57,093	[2]	57,079	[2]
Other comprehensive income:
Foreign currency translation adjustments	$ (233)	$ (240)	[2]	$ (112)	[2]
Comprehensive (loss) income	(56,156)	113,744	[2]	196,135	[2]
Comprehensive loss (income) attributable to the noncontrolling interest	5,261	(5,576)	[2]	(5,692)	[2]
Comprehensive (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,895)	$ 108,168	[2]	$ 190,443	[2]

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").